Fair Value Measurements (Quantitative information) (Details) - Natural Gas Related Derivatives	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Fair Value Measurements Details [Line Items]
Net Fair Value	$ (84,800,000)	$ (106,600,000)	$ (94,100,000)	$ (122,600,000)	$ (251,600,000)
Discounted Cash Flow
Fair Value Measurements Details [Line Items]
Net Fair Value	$ (84,800,000)	$ (106,600,000)
Discounted Cash Flow | Maximum | Natural Gas Basis Price
Fair Value Measurements Details [Line Items]
Input price	2.523	5.340
Discounted Cash Flow | Minimum | Natural Gas Basis Price
Fair Value Measurements Details [Line Items]
Input price	(0.905)	(1.028)